Sale of Future Royalties Liability - Narrative (Details) - USD ($) $ in Thousands			12 Months Ended
	Mar. 23, 2023	Mar. 22, 2023	Dec. 31, 2024	Dec. 31, 2023
Sale Of Future Royalties Liability [Line Items]
Percentage of royalties received above annual threshold		67.00%
Amounts received at closing	$ 100,000	$ 100,000		$ 100,000
Eligibility to receive additional payment amount (up to)		400,000
Payment from Royalty Pharma – regulatory milestone			$ 25,000
Royalty Pharma
Sale Of Future Royalties Liability [Line Items]
Annual threshold, amount		$ 60,000
Percentage of royalties received above annual threshold		33.00%